Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2021
Registrant Name	dei_EntityRegistrantName	U.S. Monthly Income Fund for Puerto Rico Residents, Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0001843749
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2022
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2022
Prospectus Date	rr_ProspectusDate	Mar. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A